LOANS (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
LOANS [Abstract]
Schedule of loans

	December 31,	September 30,
	2013	2013	2012

Real estate:
One to four family	$135,243	$132,462	$141,307
Multi-family	889	1,020	985
Commercial Real Estate	17,321	16,763	16,333
Construction and land	2,176	3,840	3,095
	155,629	154,085	161,720

Commercial and Industrial	5,641	5,509	4,895

Consumer
Home equity loans and lines of credit	5,953	5,872	5,911
Motor vehicle	8,902	9,015	6,968
Other	2,960	3,058	2,592
	17,815	17,945	15,471

Total	179,085	177,539	182,086
Less: Net deferred loan fees	89	74	84
Allowance for loan losses	1,908	1,989	2,004

	$177,088	$175,476	$179,998

Loans at September 30, 2014 and December 31, 2013 were as follows (in thousands):

	September 30,	December 31,
	2014	2013

Real estate:
One to four family	$175,833	$135,243
Multi-family	6,992	889
Commercial	57,552	17,321
Construction and land	8,071	2,176
	248,448	155,629

Commercial and Industrial	26,191	5,641

Consumer
Home equity lines of credit	7,885	5,953
Motor vehicle	10,495	8,902
Other	7,179	2,960
	25,559	17,815

Total	300,198	179,085
Less: Net deferred loan fees	162	89
Allowance for loan losses	1,783	1,908
	$298,253	$177,088

Schedule of balance in the allowance for loan losses and the recorded investment in loans by portfolio segment based on impairment method

	Allowance for Loan Losses			Loan Balances
	Individually	Collectively		Individually	Collectively
	Evaluated for	Evaluated for		Evaluated for	Evaluated for
	Impairment	Impairment	Total	Impairment	Impairment	Total
December 31, 2013
Loan Segment:
Real estate	$-	$1,818	$1,818	$-	$155,629	$155,629
Commercial and industrial	-	8	8	-	5,641	5,641
Consumer	-	52	52	-	17,815	17,815
Unallocated	-	30	30	-	-	-

Total	$-	$1,908	$1,908	$-	$179,085	$179,085

	Allowance for Loan Losses			Loan Balances
	Individually	Collectively		Individually	Collectively
	Evaluated for	Evaluated for		Evaluated for	Evaluated for
	Impairment	Impairment	Total	Impairment	Impairment	Total
September 30, 2013
Loan Segment:
Real estate	$-	$1,879	$1,879	$-	$154,085	$154,085
Commercial and industrial	-	8	8	-	5,509	5,509
Consumer	-	44	44	-	17,945	17,945
Unallocated	-	58	58	-	-	-

Total	$-	$1,989	$1,989	$-	$177,539	$177,539

September 30, 2012
Loan Segment:
Real estate	$-	$1,824	$1,824	$-	$161,720	$161,720
Commercial and industrial	-	47	47	-	4,895	4,895
Consumer	-	133	133	-	15,471	15,471

Total	$-	$2,004	$2,004	$-	$182,086	$182,086

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment based on impairment method as of September 30, 2014 and December 31, 2013. Accrued interest receivable and net deferred loan fees are not considered significant and therefore are not included in the loan balances presented in the table below (in thousands):

September 30, 2014
	Allowance for Loan Losses				Loan Balances
	Individually	Purchased	Collectively		Individually	Purchased	Collectively
	Evaluated for	Credit-Impaired	Evaluated for		Evaluated for	Credit-Impaired	Evaluated for
Loan Segment	Impairment	Loans	Impairment	Total	Impairment	Loans	Impairment	Total

Real estate	$-	$-	$1,623	$1,623	$217	$4,106	$244,125	$248,448
Commercial and industrial	-	-	8	8	10	540	25,641	26,191
Consumer	-	-	28	28	-	3	25,556	25,559
Unallocated	-	-	124	124	-	-	-	-
Total	$-	$-	$1,783	$1,783	$227	$4,649	$295,322	$300,198

December 31, 2013
	Allowance for Loan Losses				Loan Balances
	Individually	Purchased	Collectively		Individually	Purchased	Collectively
	Evaluated for	Credit-Impaired	Evaluated for		Evaluated for	Credit-Impaired	Evaluated for
Loan Segment:	Impairment	Loans	Impairment	Total	Impairment	Loans	Impairment	Total

Real estate	$-	$-	$1,818	$1,818	$-	$-	$155,629	$155,629
Commercial and industrial	-	-	8	8	-	-	5,641	5,641
Consumer	-	-	52	52	-	-	17,815	17,815
Unallocated	-	-	30	30	-	-	-	-
Total	$-	$-	$1,908	$1,908	$-	$-	$179,085	$179,085

Schedule of allowance for loan losses

Three Months Ended
December 31, 2013	Real Estate	Commercial	Consumer	Unallocated	Total

Allowance for loan losses:
Beginning balance	$1,879	$8	$44	$58	$1,989
Provision for loan losses	9	-	19	(28)	-
Loans charged-off	(88)	-	(11)	-	(99)
Recoveries	18	-	-	-	18

Total ending allowance balance	$1,818	$8	$52	$30	$1,908

December 31, 2012
Allowance for loan losses:
Beginning balance	$1,824	$47	$133	$-	$2,004
Provision for loan losses	56	(9)	(47)	-	-
Loans charged-off	(19)	-	(9)	-	(28)
Recoveries	15	-	-	-	15

Total ending allowance balance	$1,876	$38	$77	$-	$1,991

Years Ended
September 30, 2013	Real Estate	Commercial	Consumer	Unallocated	Total

Allowance for loan losses:
Beginning balance	$1,824	$47	$133	$-	$2,004
Provision for loan losses	168	(39)	(81)	58	106
Loans charged-off	(188)	-	(9)	-	(197)
Recoveries	75	-	1	-	76

Total ending allowance balance	$1,879	$8	$44	$58	$1,989

September 30, 2012
Allowance for loan losses:
Beginning balance	$1,368	$49	$241	$-	$1,658
Provision for loan losses	983	(2)	(79)	-	902
Loans charged-off	(594)	-	(39)	-	(633)
Recoveries	67	-	10	-	77

Total ending allowance balance	$1,824	$47	$133	$-	$2,004

The following table sets forth an analysis of our allowance for loan losses for the three and nine months ended September 30, 2014 and 2013 (in thousands):

Three Months Ended September 30, 2014	Real Estate	Commercial and Industrial	Consumer	Unallocated	Total

Allowance for loan losses:
Beginning balance	$1,562	$14	$44	$137	$1,757
Provision for loan losses	52	(13)	1	(13)	27
Loans charged-off	-	-	(19)	-	(19)
Recoveries	9	7	2	-	18

Total ending allowance balance	$1,623	$8	$28	$124	$1,783

Three Months Ended September 30, 2013	Real Estate	Commercial and Industrial	Consumer	Unallocated	Total

Allowance for loan losses:
Beginning balance	$1,862	$39	$78	$-	$1,979
Provision for loan losses	(43)	(1)	(14)	58	-
Loans charged-off	(8)	-	7	-	(1)
Recoveries	11	-	-	-	11

Total ending allowance balance	$1,822	$38	$71	$58	$1,989

Nine months Ended September 30, 2014	Real Estate	Commercial and Industrial	Consumer	Unallocated	Total

Allowance for loan losses:
Beginning balance	$1,818	$8	$52	$30	$1,908
Provision for loan losses	(51)	(17)	1	94	27
Loans charged-off	(172)	(8)	(31)	-	(211)
Recoveries	28	25	6	-	59

Total ending allowance balance	$1,623	$8	$28	$124	$1,783

Nine months Ended September 30, 2013	Real Estate	Commercial and Industrial	Consumer	Unallocated	Total

Allowance for loan losses:
Beginning balance	$1,876	$38	$77	$-	$1,991
Provision for loan losses	58	-	4	58	106
Loans charged-off	(173)	-	(3)	-	(169)
Recoveries	61	-	-	-	61

Total ending allowance balance	$1,822	$38	$71	$58	$1,989

Schedule of recorded investment in nonaccrual and loans past due over 90 days

	December 31, 2013		September 30, 2013		September 30, 2012
		Loans Past Due		Loans Past Due		Loans Past Due
		Over 90 Days		Over 90 Days		Over 90 Days
	Nonaccrual	Still Accruing	Nonaccrual	Still Accruing	Nonaccrual	Still Accruing
Real estate:
One to four family	$810	$-	$601	$-	$972	$-
Multi-family	-	-	-	-	-	-
Commercial real estate	36	-	35	-	-	307
Construction and land	80	-	80	-	-	-
Commercial and industrial	-	-	-	-	-	14
Consumer:
Home equity loans and lines of credit	-	-	-	-	15	-
Motor vehicle	-	-	2	-	-	-
Other	-	-	-	-	-	-

Total	$926	$-	$718	$-	$987	$321

The following table presents the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans as of September 30, 2014 and December 31, 2013 (in thousands):

	September 30, 2014		December 31, 2013
		Loans Past Due		Loans Past Due
		Over 90 Days		Over 90 Days
	Nonaccrual	Still Accruing	Nonaccrual	Still Accruing
Real estate:
One to four family	$2,017	$28	$810	$-
Multi-family	-	-	-	-
Commercial real estate	265	-	36	-
Construction and land	46	-	80	-
Commercial and industrial	268	-	-	-
Consumer:
Home equity loans and lines of credit	1	-	-	-
Motor vehicle	6	-	-	-
Other	5	-	-	-
Total	$2,608	$28	$926	$-

Schedule of aging of the recorded investment in past due loans

	30 - 59	60 - 89	Greater than
	Days	Days	90 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Past Due	Total
December 31, 2013
Real estate:
One to four family	$280	$11	$810	$1,101	$134,142	$135,243
Multi-family	-	-	-	-	889	889
Commercial real estate	-	-	36	36	17,285	17,321
Construction and land	41	-	80	121	2,055	2,176
Commercial and industrial	-	-	-	-	5,641	5,641
Consumer:
Home equity loans and lines of credit	17	-	-	17	5,936	5,953
Motor vehicle	15	8	-	23	8,879	8,902
Other	2	8	-	10	2,950	2,960

Total	$355	$27	$926	$1,308	$177,777	$179,085

	30 - 59	60 - 89	Greater than
	Days	Days	90 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Past Due	Total
September 30, 2013
Real estate:
One to four family	$855	$406	$601	$1,862	$130,600	$132,462
Multi-family	-	-	-	-	1,020	1,020
Commercial real estate	124	-	35	159	16,604	16,763
Construction and land	40	-	80	120	3,720	3,840
Commercial and industrial	-	-	-	-	5,509	5,509
Consumer:
Home equity loans and lines of credit	-	-	-	-	5,872	5,872
Motor vehicle	52	11	2	65	8,950	9,015
Other	3	13	-	16	3,042	3,058

Total	$1,074	$430	$718	$2,222	$175,317	$177,539

	30 - 59	60 - 89	Greater than
	Days	Days	90 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Past Due	Total
September 30, 2012
Real estate:
One to four family	$1,117	$169	$803	$2,089	$139,218	$141,307
Multi-family	-	-	-	-	985	985
Commercial real estate	139	-	307	446	15,887	16,333
Construction and land	525	-	-	525	2,570	3,095
Commercial and industrial	4	135	14	153	4,742	4,895
Consumer:
Home equity loans and lines of credit	-	-	15	15	5,896	5,911
Motor vehicle	87	28	-	115	6,853	6,968
Other	2	-	-	2	2,590	2,592

Total	$1,874	$332	$1,139	$3,345	$178,741	$182,086

The following table presents the aging of the recorded investment in past due loans as of September 30, 2014 and December 31, 2013 by class of loans. Non-accrual loans of $2.6 million as of September 30, 2014 and $926,000 at December 31, 2013 are included in the tables below and have been categorized based on their payment status (in thousands).

	30 - 59	60 - 89	Greater than		Purchased
	Days	Days	90 Days	Total	Credit-Impaired	Loans Not
	Past Due	Past Due	Past Due	Past Due	Loans	Past Due	Total
September 30, 2014
Real estate:
One to four family	$1,392	$446	$1,390	$3,228	$1,355	$171,250	$175,833
Multi-family	-	157	-	157	-	6,835	6,992
Commercial real estate	199	-	265	464	2,242	54,846	57,552
Construction and land	-	-	-	-	491	7,580	8,071
Commercial and industrial	95	-	256	351	539	25,301	26,191
Consumer:
Home equity loans and lines of credit	-	-	-	-	18	7,867	7,885
Motor vehicle	32	11	6	49	4	10,442	10,495
Other	15	9	-	24	-	7,155	7,179

Total	$1,733	$623	$1,917	$4,273	$4,649	$291,276	$300,198

	30 - 59	60 - 89	Greater than		Purchased
	Days	Days	90 Days	Total	Credit-Impaired	Loans Not
	Past Due	Past Due	Past Due	Past Due	Loans	Past Due	Total
December 31, 2013
Real estate:
One to four family	$280	$11	$810	$1,101	$-	$134,142	$135,243
Multi-family	-	-	-	-	-	889	889
Commercial real estate	-	-	36	36	-	17,285	17,321
Construction and land	41	-	80	121	-	2,055	2,176
Commercial and industrial	-	-	-	-	-	5,641	5,641
Consumer:
Home equity loans and lines of credit	17	-	-	17	-	5,936	5,953
Motor vehicle	15	8	-	23	-	8,879	8,902
Other	2	8	-	10	-	2,950	2,960

Total	$355	$27	$926	$1,308	$-	$177,777	$179,085

Schedule of risk category of loans by class of loans

	Pass	Special Mention	Substandard	Doubtful	Not Rated

December 31, 2013
One to four family	$130,408	$3,176	$1,659	$-	$-
Multi family	889	-	-	-	-
Commercial Real Estate	16,861	-	460	-	-
Construction and land	1,668	-	508	-	-
Commercial and industrial	5,641	-	-	-	-
Home equity loans and lines of credit	5,914	33	6	-	-
Motor vehicle	8,876	5	21	-	-
Other	2,960	-	-	-	-

Total	$173,217	$3,214	$2,654	$-	$-

	Pass	Special Mention	Substandard	Doubtful	Not Rated

September 30, 2013
One to four family	$127,376	$3,290	$1,796	$-	$-
Multi family	1,020	-	-	-	-
Commercial Real Estate	16,302	-	461	-	-
Construction and land	3,409	-	431	-	-
Commercial and industrial	5,509	-	-	-	-
Home equity loans and lines of credit	5,832	34	6	-	-
Motor vehicle	8,983	7	25	-	-
Other	2,978	-	80	-	-

Total	$171,409	$3,331	$2,799	$-	$-

	Pass	Special Mention	Substandard	Doubtful	Not Rated
September 30, 2012
One to four family	$137,968	$954	$2,385	$-	$-
Multi family	985	-	-	-	-
Commercial Real Estate	14,654	810	869	-	-
Construction and land	3,095	-	-	-	-
Commercial and industrial	4,895	-	-	-	-
Home equity loans and lines of credit	5,874	15	22	-	-
Motor vehicle	6,907	20	41	-	-
Other	2,592	-	-	-	-

Total	$176,970	$1,799	$3,317	$-	$-

Based on the most recent analysis performed, the risk category of loans by class of loans is as follows (in thousands):

	Pass	Special Mention	Substandard	Doubtful
September 30, 2014
One to four family	$167,473	$3,910	$4,450	$-
Multi family	6,835	-	157	-
Commercial real estate	54,520	-	3,032	-
Construction and land	7,190	-	832	49
Commercial and industrial	24,045	1,026	1,120	-
Home equity loans and lines of credit	7,834	31	20	-
Motor vehicle	10,457	13	25	-
Other	7,162	-	17	-

Total	$285,516	$4,980	$9,653	$49

December 31, 2013
One to four family	$130,408	$3,176	$1,659	$-
Multi family	889	-	-	-
Commercial real estate	16,861	-	460	-
Construction and land	1,668	-	508	-
Commercial and industrial	5,641	-	-	-
Home equity loans and lines of credit	5,914	33	6	-
Motor vehicle	8,876	5	21	-
Other	2,960	-	-	-

Total	$173,217	$3,214	$2,654	$-

Schedule of non-impaired purchased loans and credit-impaired purchased loans with the carrying amount
A summary of non-impaired purchased loans and credit-impaired purchased loans with the carrying amount of those loans is as follows at September 30, 2014.

	Non-impaired	Credit-impaired
	Purchased	Purchased
(in thousands)	Loans	Loans
Real estate mortgage loans:
Residential:
1-4 Family	$35,501	$1,355
Multi-family	4,241	-
Construction	1,609	-
Farm	6,443	579
Nonresidential and land	28,711	2,154
Commercial non-mortgage loans	21,065	539
Consumer loans	4,636	22

Total loans	$102,206	$4,649

Schedule of composition of acquired loans
The following table presents the composition of the acquired loans at September 30, 2014:

	Contractual	Fair Value
(in thousands)	Amount	Adjustments	Fair Value
Real estate mortgage loans:
Residential:
1-4 Family	$39,070	$(2,214)	$36,856
Multi-family	4,496	(255)	4,241
Construction	1,706	(97)	1,609
Farm	7,444	(422)	7,022
Nonresidential and land	32,719	(1,854)	30,865
Commercial non-mortgage loans	22,902	(1,298)	21,604
Consumer loans	4,938	(280)	4,658

Total loans	$113,275	$(6,420)	$106,855

Schedule of loans and debt securities acquired with deteriorated credit quality
The following table presents the purchased loans that are included within the scope of ASC Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality as of September 30, 2014.

(in thousands)
Contractually-required principal and interest payments	$9,145
Non-Accretable difference	(3,763)
Accretable yield	(733)

Fair value of loans	$4,649